Other long-term assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Other Non Current Assets [Abstract]
Restricted cash	$ 408	$ 260
Prepaid expenses and deposits	3,775	5,945
Commission asset	15,147	9,604
Contract asset	10,691	5,591
Investments	1,519	0
Total other-long term assets	$ 31,540	$ 21,400